Note 17 - Leases - Undiscounted Cash Flows Due to Operating Leases (Details) $ in Thousands	Dec. 31, 2022 USD ($)
2023	$ 332
2024	324
2025	323
2026	332
2027	282
2028 and thereafter	2,163
Total undiscounted cash flows	3,756
Discount on cash flows	(593)
Other Liabilities [Member]
Total lease liabilities	$ 3,163